JUNE 30, 2013

Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           2
Second Quarter
Report 2013
















               Volumetric Fund, Inc.

                     (Logo)
































To our shareholders:

   Volumetric Fund's net asset value per share (NAV) advanced 11.6% in the first half of 2013. This included an 1.1% advance during the second quarter. Since the introduction of our Volume and Range system thirteen years ago, this was only the fourth time that we have slightly underperformed the S&P 500. Overall, our NAV closed out the first half at $19.27, up $2.01 from $17.26 since the beginning of the year, and up
$0.21 from $19.06, as of March 31. During the second quarter we increased our cash position from 13% to 20%.

                      Second	    First          Since
                     Quarter        Half           9/1/00*


Volumetric Fund	     + 1.1%	   + 11.6%	   + 68.7%
S&P 500 Index	     + 2.0	   + 12.6	   +  5.6
Dow Jones Ind.	     + 2.6	   + 13.8	   + 32.7
NYSE Comp. Index     + 0.0	   +  7.9	   + 27.3
NASDAQ	             + 4.1	   + 12.7	   - 19.6

*Introduction of Volume & Range System




    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $226,512, as of June 30, 2013. This is equivalent to a 9.4% compounded growth rate since the inception of the Fund in 1979.


PORTFOLIO REVIEW

    Currently, we have 69 securities in our portfolio. We have 61 gainers and only 8 minor losers. Our average stock is up 23.1%. At the end of the second quarter, our best performing stock was OM Group which nearly doubled with an 80% gain. Our worst security was Freeport McMoran with an 18% loss. During the second quarter we purchased 12 securities and sold
19, as indicated below.

   Purchases: Dow-Jones ETF, Fedex Corp., Finish Line Inc., Freeport-McMoran, Intel, Knight Transportation, McDermott, Microsoft, Newfield Exploration, Regis, United Health Group and United Natural Food.

   Sales: Actuant Corp., Aeropostale, Ansys, Baker Hughes, Bemis, Church & Dwight, Coca Cola, Cytec Industries, Devon Energy, Disney Walt, Eastman Chemical, Harman International, Harris, Joy Global, Kimberly Clark, Meredith, Owens Corning, Sealed Air and Tesoro Petroleum.

   Among the stocks sold during the second quarter, the best gainers was Eastman Chemical, which more than doubled, with a 106% gain. The next best four gainers were: Tesoro, with a 94% net realized gain, Disney with a 84% net gain, Cytec with a 67% net gain, and Ansys with a 64% net realized gain.




   For the six months ended June 30, 2013, purchases and sales of securities were $5.9 million and $7.4 million, respectively. Currently, the following ten stocks had the greatest unrealized appreciation in our portfolio, as of June 30, 2013.

                                           % of Total
                               % Gain      Net Assets

         1. OM Group 	         80.5%	   1.69%
         2. Pfizer	         71.2	   1.40
         3. Ball Corp.           64.7	   1.27
         4. Tyson Foods	         62.9	   1.45
         5. Yahoo	         61.6	   1.42
         6. Electronic Arts	 60.7	   1.40
         7. Alliant Tech Systems 60.2	   1.47
         8. Avery Dennison	 57.6	   1.43
         9. Hewlett Packard	 56.6	   1.51
        10. MDC Holdings	 52.0	   1.42


ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 20, 2013. All 9 nominated directors were re-elected for their respective terms. At the meeting, shareholders also approved BBD, LLP, as the Fund's independent registered public accounting firm for year ending December 31, 2013.


UDATE AND OUTLOOK

July has started out well for Volumetric and the market. Since June 30th our Fund's NAV advanced 1.3% to $19.52, as of July 8. Improving unemployment numbers and economy were mainly responsible. Julys are generally good for the stock market. We expect to reduce our cash position from 20% to a lower level, if the usual July tradition is confirmed.

Your semi-annual account statement is enclosed with this report. If you have any questions, please do not hesitate to call us. Thank you for your trust and confidence.

July 9, 2013

                 Sincerely,


/s/ Gabriel J. Gibs		              /s/ Irene J. Zawitkowski

Gabriel J. Gibs		                      Irene J. Zawitkowski
Chairman and CEO 	                      President






                VOLUMETRIC FUND, INC.
               STATEMENT OF OPERATIONS
        For Six Months Ended, June 30, 2013
                    (Unaudited)

INVESTMENT INCOME
  Dividends                                   $ 162,489
  Interest                                          150
                                              ---------
         TOTAL INVESTMENT INCOME                162,639
                                              ---------
EXPENSES
    Management Fee                              218,172
                                              ---------
INVESTMENT INCOME ' NET                         (55,533)
                                              ---------
REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS
     Net realized gain on investments         1,285,200
     Unrealized appreciation of investments
         Beginning of year                  $ 2,144,595
         End of period                        3,343,355
     Increase in unrealized appreciation      1,198,760
                                              ---------
NET GAIN ON INVESTMENTS                       2,483,960
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 $2,428,427
                                              ---------




                 VOLUMETRIC FUND, INC.
          STATEMENT OF CHANGES IN NET ASSETS
          For Six Months Ended, June 30, 2013
                     (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                   $  (55.533)
   Net realized gain on investments           1,285,200
   Increase in unrealized appreciation        1,198,763
                                              ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                  2,428,430
                                              ---------
DISTRIBUTIONS TO SHAREHOLDERS
   From 2012 realized gain on investments
        $1.25 x 1,130,337	             (1,412,921)
CAPITAL SHARE TRANSACTIONS
    Shares purchased                            291,117
   Shares reinvested                          1,361,659
   Shares redeemed                             (635,812)
                                              ---------
NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS                         1,016,964
                                              ---------
NET INCREASE IN NET ASSETS                    2,032,470
NET ASSETS
  Beginning of year                          20,925,691
                                            -----------
  End of period                             $22,958,161
                                            ===========






                FINANCIAL HIGHLIGHTS
     (For a share outstanding throughout the period)
           (Six months ended June 30, 2013)
                    (Unaudited)

Per share data
Net asset value, December 31, 2012               $ 18.51
Income from investment operations:
   Investment income - Net                         (0.05)
   Net realized and unrealized gain on
       Investments	                            2.06
                                                  ------
Total from investment operations                    2.01
                                                  ------
Less distributions from realized gains             (1.25)
                                                  ------
Net asset value, June 30, 2013	                 $ 19.27
                                                  ------
Total return*                                     11.64%
                                                  ======

Ratios and supplemental data:
Net assets, end of period (in thousands)        $ 22,958
Ratio of expenses to average net assets**          1.93%
Ratio of net inv. inc. to average net assets*     (0.24)%
Portfolio turnover rate*                             31%

    * Not Annualized            ** Annualized








	   VOLUMETRIC FUND, INC.
	 STATEMENT OF NET ASSETS
	     June 30, 2013
	      (Unaudited)

Equities: 	80.2%
SHARES	COMPANY	                             VALUE
 	Aerospace/Defense: 5.0%
 4,100	Alliant Techsystems Inc.	  $337,143
 2,800	Boeing Co.	                   286,832
10,000	Flir Systems, Inc.	           269,700
 3,300	General Dynamics Corp. 	           258,489
                                        ----------
		                         1,152,164
                                        ----------
	Auto/Auto Parts: 1.2%
 2,400	O'Reilly Automotive Inc.*	   270,288
                                        ----------
	Banks: 1.1%
 9,200	Bank of New York Mellon	           258,060
                                        ----------
	Building/Construction: 1.4%
10,000	MDC Holdings	                   325,100
                                        ----------
 	Business Services: 4.3%
 7,400	ABM Industries	                   181,374
 3,900	CACI International	           247,572
11,000	Miller, Herman	                   297,770
 7,200	Paychex Inc.	                   262,872
                                        ----------
		                           989,588
                                        ----------
 	Chemicals: 4.7%
 4,600	Dupont	                           241,500
 4,200	Mosaic Co.	                   226,002
12,600	OM Group, Inc.*	                   389,592
 5,600	Sensient Technologies Corp.	   226,632
                                        ----------
 		                         1,083,726
                                        ----------
	Computers Hardware: 2.6%
14,000	Hewlett-Packard	                   347,200
10,000	Intel	                           242,300
                                        ----------
		                           589,500
                                        ----------
	Computers/Software: 1.1%
 7,500	Microsoft	                   259,088
                                        ----------
	Consumer Products: 1.0%
 2,900	Procter & Gamble	           223,474
                                        ----------
	Drugs: 4.8%
 3,100	Johnson & Johnson	           266,166
 5,098	Merck & Co. 	                   236,802
 9,000	Mylan Inc.*	                   279,270
11,500	Pfizer Inc.	                   322,115
                                        ----------
		                         1,104,353
                                        ----------
	Electrical/Semiconductor: 3.2%
16,000	Corning 	                   227,680
 9,294	NCR Corp.*	                   306,609
20,000	Polycom	                           210,600
                                        ----------
		                           744,889
                                        ----------
	Foods/Beverage: 5.8%
 5,300	General Mills	                   257,209
 5,300	Molson Coors Brewing	           253,446
 6,800	Sysco Corp. 	                   232,288
13,000	Tyson Foods Inc., Class A	   333,840
 4,600	United Natural Food	           248,354
                                        ----------
		                         1,325,137
                                        ----------
	Forest Products: 1.4%
 7,700	Avery Dennison	                   329,406
                                        ----------
 	Indexes: 3.7%
 2,000	Dow-Jones ETF	                   297,100
 3,500	SPDR S&P 500 Trust ETF	           561,470
                                        ----------
		                           858,570
                                        ----------
	Insurance: 2.5%
10,000	Hartford Financial	           309,200
 4,000	United Health	                   261,920
                                        ----------
		                           571,120
                                        ----------
	Internet: 1.4%
13,000	Yahoo Inc.*	                   326,690
                                        ----------
	*  Non-income producing security


SHARES	COMPANY	                           VALUE
	Leisure: 2.4%
14,000 	Electronic Arts*	         $321,850
13,500 	International Game Technology	  225,585
                                        ----------
		                          547,435
                                        ----------
	Machinery: 2.6%
 7,000 	Ball Corporation	          290,780
 5,500 	Ingersoll Rand	                  303,985
                                        ----------
   	 	                          594,765
                                        ----------
	Materials/Metals: 1.5%
20,000 	Alcoa	                          156,600
 6,500 	Freeport-McMoran Copper & Gold	  179,465
                                        ----------
		                          336,065
                                        ----------
	Medical/Health : 4.6%
 5,300 	AmerisourceBergen	          295,899
 5,500 	Cardinal Health	                  259,820
 2,500 	Laboratory Corp. of America*	  250,250
 6,700 	Patterson Co. 	                  251,920
                                        ----------
		                        1,057,889
                                        ----------
   	Misc./Diversified: 5.6%
10,300 	ITT Corp.	                  302,923
12,000 	Regis	                          196,920
 6,300 	Rent-a-Center	                  236,565
 7,800 	Republic Services	          264,888
 5,900 	URS Corp.	                  278,598
                                        ----------
		                        1,279,894
                                        ----------
 	Oil/Energy: 1.8%
20,000	McDermott	                  163,600
10,000	Newfield Exploration	          238,900
                                        ----------
		                          402,500
                                        ----------
	Publishing: 1.1%
 4,600	McGraw-Hill	                  244,674
                                        ----------
	Restaurants: 1.0%
 2,400	McDonalds Corp.	                  237,600
                                        ----------
	Retail: 4.4%
 6,700	Big Lots	                  211,251
 5,200	Dollar Tree Inc.*	          264,368
 8,000	Guess? Inc.	                  248,240
 3,700	Wal-Mart Stores Inc. 	          275,613
                                        ----------
		                          999,472
                                        ----------
	Shoes: 2.4%
 6,200	Deckers Outdoor* 	          313,162
10,700	Finish Line	                  233,902
                                        ----------
		                          547,064
                                        ----------
	Transportation/Shipping: 3.3%
 2,300	Fedex	                          226,734
12,000	Greenbrier	                  293,820
13,900	Knight Transportation	          233,659
                                        ----------
		                          754,213
                                        ----------
	Utilities: 4.1%
 6,300	Atmos Energy Corp. 	          258,678
 3,900	OGE Energy Corp. 	          265,980
 6,600	Piedmont Natural Gas Co.	  222,684
 6,000	Wisconsin Energy	          245,940
                                        ----------
		                          993,282
                                        ----------
TOTAL EQUITIES:
(COST:	$15,060,486)	               18,405,842
                                        ----------
CASH EQUIVALENTS/RECEIVABLES: 19.8%
   Cash		                          161,236
   JP Morgan Chase Interest Bearing
       Deposit Acct.		        4,367,068
   Dividends and interest receivable	   24,015
                                        ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	4,552,319
                                        ----------
TOTAL ASSETS		               22,958,161
   Less payables:	  	               -
NET ASSETS: 100.0%		      $22,958,161
                                      ===========
VOLUMETRIC SHARES OUTSTANDING	        1,191,200
                                        ----------
NET ASSET VALUE PER SHARE	   	   $19.27
                                        =========










Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
Transfer Agent
----------------------
Volumetric Advisers, Inc.
Pearl River, New York


Custodian
----------
J.P. Morgan Chase
New York, New York


Independent Registered Public
Accounting Firm
----------------------
BBD, LLP
Philadelphia, Pennsylvania


Board of Directors
-------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef Haupl
Alexandre M. Olbrecht, Dr.
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
---------
Gabriel J. Gibs
   Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer